Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 73,321	$ 66,927
Cannabis | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	55,315	13,386
Cannabis | Medical
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	32	24
Cannabis | Licensed Producers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 17,974	$ 53,517